GENERAL (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
General Details Narrative
Cash	$ 242	$ 416	$ 1,753	$ 1,888		$ 161		$ 298
Working capital deficit		9,669
Stockholders' deficit	(3,811)	(2,224)	$ (6,384)	(3,486)	[1]	$ (2,694)	$ (447)	$ 310
Accumulated deficit	$ (48,474)	$ (46,493)		$ (44,692)

[1]	Retrospectively adjusted to reflect the 130 - for - 1 reverse stock split